Liquidity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity [Line Items]
Working capital		$ 234,253,125
Cash and cash equivalents	$ 35,531,096	37,307,867	$ 33,756,941
Restricted cash	93,495,277	83,530,443	$ 59,873,127
Deposit amount	82,917,554	5,481,329
Short-term bank loans	30,750,924	$ 37,528,831
PRC Subsidiaries [Member]
Liquidity [Line Items]
Short-term bank loans	30,700,000
Minimum [Member]
Liquidity [Line Items]
Working capital	$ 172,661,351
Annual interest rate	1.50%
Maximum [Member]
Liquidity [Line Items]
Working capital	$ 61,591,774
Annual interest rate	2.40%